Consolidated Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2014
Summary of Investments, Other than Investments in Related Parties [Abstract]
Consolidated Summary of Investments - Other Than Investments in Related Parties
MetLife, Inc.
Schedule I
Consolidated Summary of Investments —
Other Than Investments in Related Parties
December 31, 2014
(In millions)

Types of Investments	Cost or Amortized Cost (1)	Estimated Fair Value	Amount at Which Shown on Balance Sheet
Fixed maturity securities:
Bonds:
U.S. Treasury and agency securities	$54,654	$61,516	$61,516
Foreign government securities	47,327	52,666	52,666
Public utilities	26,229	29,640	29,640
State and political subdivision securities	12,922	15,187	15,187
All other corporate bonds	126,128	136,247	136,247
Total bonds	267,260	295,256	295,256
Mortgage-backed and asset-backed securities	65,947	68,427	68,427
Redeemable preferred stock	1,573	1,742	1,742
Total fixed maturity securities	334,780	365,425	365,425
Fair value option and trading securities	15,355	16,689	16,689
Equity securities:
Common stock:
Industrial, miscellaneous and all other	1,805	2,276	2,276
Banks, trust and insurance companies	185	240	240
Non-redeemable preferred stock	1,086	1,115	1,115
Total equity securities	3,076	3,631	3,631
Mortgage loans held-for-investment	60,118		60,118
Policy loans	11,618		11,618
Real estate and real estate joint ventures	10,205		10,205
Real estate acquired in satisfaction of debt	320		320
Other limited partnership interests	8,085		8,085
Short-term investments	8,621		8,621
Other invested assets	21,283		21,283
Total investments	$473,461		$505,995
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(1)
The Company’s FVO and trading securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds and, to a lesser extent, short-term investments and cash and cash equivalents. Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.